CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net loss	$ (11,205,000)	¥ (73,123,000)	¥ (52,705,000)	¥ (25,813,000)
Depreciation of property and equipment	5,850,000	38,169,000	28,642,000	12,017,000
Amortization of intangible assets and land use right	118,000	769,000	770,000	791,000
Non cash lease expense	660,000	4,307,000	37,247,000
Allowance for doubtful accounts	(325,000)	(2,121,000)	8,449,000	1,050,000
Impairment of long-lived assets	2,061,000	13,448,000	0	0
Loss/(gain) from disposal of property and equipment	533,000	3,479,000	(37,520,000)	1,509,000
Gain from disposal of long-term investment			(50,000)
Gain from disposal of subsidiaries			(18,285,000)
Interest expense adjustment	877,000	5,725,000	4,037,000	4,718,000
Foreign exchange gain	(2,079,000)	(13,567,000)	(1,448,000)	(4,200,000)
Share-based compensation	95,000	620,000	1,891,000	4,157,000
Amortization of other non-current asset	2,866,000	18,703,000	19,838,000	15,217,000
Amortization of deferred government grant	(46,000)	(302,000)	(1,394,000)	(3,535,000)
Changes in operating assets and liabilities:
Accounts receivable	6,393,000	41,714,000	104,739,000	(50,498,000)
Prepaid expense and other current assets	(2,479,000)	(16,174,000)	31,931,000	(13,223,000)
Long term deposits and other non-current assets			2,075,000	14,413,000
Accounts payable	8,176,000	53,346,000	(60,951,000)	(28,661,000)
Accrued employee benefits	(1,073,000)	(7,002,000)	1,091,000	(7,671,000)
Accrued expenses and other payables	6,940,000	45,294,000	27,882,000	31,331,000
Income tax payable	699,000	4,563,000	15,459,000	6,688,000
Amounts due from a related party	10,000	65,000	(65,000)
Amounts due to related parties		(1,000)	(42,000)	51,000
Operating lease liabilities	(5,688,000)	(37,113,000)	(2,647,000)
Other non-current liabilities	276,000	1,802,000
Net cash (used in)/provided by operating activities	12,659,000	82,601,000	108,944,000	(41,659,000)
Cash flows from investing activities:
Purchases of property and equipment and intangible assets	(23,000)	(148,000)	(5,742,000)	(39,000)
Cash receipts from sales of long-term investments			72,000
Cash paid for cloud infrastructure construction in progress	(8,230,000)	(53,700,000)	(54,097,000)	(161,072,000)
Repayment of consideration refund with interest			(14,536,000)
Proceeds from disposal of property and equipment	232,000	1,512,000	38,625,000	300,000
Net cash used in investing activities	(8,021,000)	(52,336,000)	(35,678,000)	(160,811,000)
Cash flows from financing activities:
Proceeds from bank borrowings				203,450,000
Payment of borrowing cost	(1,475,000)	(9,626,000)	(1,873,000)	(7,599,000)
Repayment of bank borrowings	(9,000)	(59,000)	(73,850,000)	(72,771,000)
Proceeds from employee for exercise of share options			20,000
Payments of finance lease obligations	(4,871,000)	(31,782,000)	(25,950,000)	(46,484,000)
Proceeds from sales and lease back			20,500,000	64,000,000
Proceeds from sales of ordinary shares from treasury stock			2,701,000
Net cash provided by /(used in) financing activities	(6,355,000)	(41,467,000)	(78,452,000)	140,596,000
Net decrease in cash and cash equivalents and restricted cash	(1,717,000)	(11,202,000)	(5,186,000)	(61,874,000)
Cash and cash equivalents and restricted cash at beginning of the year	6,306,000	41,144,000	46,589,000	106,709,000
Effect of foreign exchange rate changes on cash	207,000	1,349,000	(259,000)	1,754,000
Cash, cash equivalents and restricted cash at end of the year	4,796,000	31,291,000	41,144,000	46,589,000
Supplemental disclosures of cash flow information:
Interest paid	(1,475,000)	(9,626,000)	(38,339,000)
Interest received	15,000	96,000	181,000	354,000
Income tax paid	(1,000)	(6,000)	(453,000)
Supplemental disclosures of non-cash activities:
Acquisition of property and equipment included in accrued expenses and other payables	(1,483,000)	(352,786,000)	(393,287,000)
Obtaining right-of-use assets in exchange for lease liabilities	$ 1,136,000	¥ 7,414,000	¥ 166,745,000
Share settlement of individual income tax on exercise of options				¥ 18,035,000